Shareholder Report, Average Annual Return (Details) 194917_Aristotle Portfolio Optimization Aggressive Growth Fund_Class C_TSR Annual {Class C}	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	16.32%	5.78%	8.94%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without sales charge)
Average Annual Return, Percent	17.32%	5.78%	8.94%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.80%	12.06%	14.16%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.35%	0.31%	1.70%
Aristotle Portfolio Optimization Aggressive Growth Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Aristotle Portfolio Optimization Aggressive Growth Composite Benchmark
Average Annual Return, Percent	18.16%	10.50%	12.11%